Common and preferred shares and other equity instruments (Tables)	12 Months Ended
Oct. 31, 2024
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Summary of Outstanding Shares and Dividends Paid
The following table presents the number of common and preferred shares outstanding and dividends paid, and other equity instruments and distributions paid thereon:
Common and preferred shares outstanding and other equity instruments

$ millions, except number of shares and per share amounts, as at or for the year ended October 31				2024				2023
	Shares outstanding		Dividends and distributions paid		Shares outstanding		Dividends and distributions paid
	Number of shares	Amount	Amount	$ per share	Number of shares	Amount	Amount	$ per share
Common shares	942,285,419	$17,009	$3,382	$3.60	931,078,785	$16,080	$3,149	$3.44
Class A Preferred Shares
Series 39 (1)	–	–	11	0.70	16,000,000	400	15	0.93
Series 41	12,000,000	300	12	0.98	12,000,000	300	12	0.98
Series 43	12,000,000	300	9	0.79	12,000,000	300	9	0.79
Series 47	18,000,000	450	27	1.47	18,000,000	450	25	1.38
Series 49 (2)	–	–	8	0.65	13,000,000	325	17	1.30
Series 51 (3)	–	–	10	0.97	10,000,000	250	13	1.29
Series 56	600,000	600	44	73.65	600,000	600	49	82.12
Series 57	500,000	500	22	42.92	–	–	–	–
		$2,150	$143			$2,625	$140
Treasury shares – common shares (4)	9,179	$2			20,156	$2
Treasury shares – preferred shares (4)	(3,778)	(4)			(18)	–
Other Equity Instruments (5)
Limited recourse capital notes Series 1		$750	$33	4.375%		$750	$33	4.375%
Limited recourse capital notes Series 2		$750	$30	4.000%		$750	$30	4.000%
Limited recourse capital notes Series 3		$800	$57	7.150%		$800	$64	7.150%
Limited recourse capital notes Series 4		$500	$–	6.987%		$–	$–

(1)	Series 39 preferred shares were redeemed at par value for a total price of $400 million on July 31, 2024.
(2)	Series 49 preferred shares were redeemed at par value for a total price of $325 million on April 30, 2024.
(3)	Series 51 preferred shares were redeemed at par value for a total price of $250 million on July 31, 2024.
(4)
A long position in our own shares is shown as a negative number, which reduces the number of shares outstanding. A short position is shown as a positive number, which adds to the number of shares outstanding. See Note 1 to the consolidated financial statements for the accounting policy on treasury shares.

(5)	See the “Limited Recourse Capital Notes (LRCNs)” section below for details.

Schedule of Common Shares Issued
Common shares
CIBC’s authorized capital consists of an unlimited number of common shares, without nominal or par value.
Common shares issued

$ millions, except number of shares, as at or for the year ended October 31		2024		2023
	Number of shares	Amount	Number of shares	Amount
Balance at beginning of year	931,098,941	$16,082	906,040,097	$14,726
Issuance pursuant to:
Equity-settled share-based compensation plans (1)	2,593,751	148	548,516	27
Shareholder investment plan (2)	10,986,157	698	21,455,322	1,155
Employee share purchase plan (3)	2,626,726	173	3,081,055	176
	947,305,575	$17,101	931,124,990	$16,084
Purchase of common shares for cancellation	(5,000,000)	(90)	–	–
Treasury shares	(10,977)	–	(26,049)	(2)
Balance at end of year	942,294,598	$17,011	931,098,941	$16,082

(1)	Includes the settlement of contingent consideration related to prior acquisitions.
(2)
Commencing with the dividends paid on July 29, 2024, common shares received by participants were issued from Treasury without a discount. Previously, effective from January 27, 2023, common shares received by participants under the Dividend reinvestment and Stock dividend options within the Shareholder investment plan were issued from Treasury at a 2% discount to the Average Market Price as defined in the Shareholder investment plan.

(3)	Commencing October 11, 2024, employee contributions to our Canadian ESPP were invested to acquire common shares in the open market. Previously , these shares were issued from Treasury.

Schedule of Terms of Class A Preferred Shares

Outstanding as at October 31, 2024	Semi-annually dividends per share (1)	Quarterly dividends per share (1)	Earliest specified redemption date	Cash redemption price per share
Series 41		$0.244313	January 31, 2025	$25.00
Series 43		0.196438	July 31, 2025	25.00
Series 47		0.367375	January 31, 2028	25.00
Series 56	$36.825000		September 28, 2027	1,000.00
Series 57	36.685800		March 12, 2029	1,000.00

(1)	Dividends may be adjusted depending on the timing of issuance or redemption.

Schedule of Capital, Leverage and TLAC Ratios
Our capital, leverage and TLAC ratios are presented in the table below:

$ millions, as at October 31		2024	2023
CET1 capital		$44,516	$40,327
Tier 1 capital	A	49,481	45,270
Total capital		56,809	52,119
Total RWA	B	333,502	326,120
CET1 ratio		13.3%	12.4%
Tier 1 capital ratio		14.8%	13.9%
Total capital ratio		17.0%	16.0%
Leverage ratio exposure	C	$1,155,432	$1,079,103
Leverage ratio	A/C	4.3%	4.2%
TLAC available	D	$101,062	$100,176
TLAC ratio	D/B	30.3%	30.7%
TLAC leverage ratio	D/C	8.7%	9.3%